Note 17 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
Counterparty	SWAP Number (Nr)	Notional Amount	Period (years)	Effective Date	Interest Rate Payable	Fair Value - Liability

		December 31, 2012				December 31, 2011**	December 31, 2012
EGNATIA	1	$10,000	7	July 3, 2006	4.76%	$(684)	$(222)
HSH NORDBANK	2	$7,332	5	March 27, 2008	4.60%	$(375)	$(73)
EMPORIKI	3	$20,000	7	March 30, 2008	10.85%	$(3,863)	$(2,785)
HSH NORDBANK	4	$10,599	7	July 15, 2008	5.55%	$(1,951)	$(1,591)
HSH NORDBANK	5	$11,346	4	June 28, 2010	4.73%	$(1,502)	$(1,140)
		$59,277				$(8,375)	$(5,811)

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Items Measured at Fair Value on a Nonrecurring Basis
		Fair Value Measurements
Non – Recurring Measurements:	December 31, 2011	Quoted prices in active markets for identical assets Level 1	Significant other observable inputs Level 2	Unobservable Inputs Level 3	Gains/ (Losses)
Long-lived assets held for sale	$10,414		$10,414		$(45,110)
Items Measured at Fair Value on a Nonrecurring Basis
		Fair Value Measurements
Non – Recurring Measurements:	December 31, 2012	Quoted prices in active markets for identical assets Level 1	Significant other observable inputs Level 2	Unobservable Inputs Level 3	Gains/ (Losses)
Long-lived assets held for sale	$25,200		$25,200			$(16,978)
Long-lived assets held and used	$164,792		$164,792		$	(46,592)
Long-lived assets previously held for sale and currently held and used	$12,500		$12,500			$2,086

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of December 31, 2011		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$8, 467	-	$8,467	-
As of December 31, 2012		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$5,812	-	$5,812	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Liability Derivatives
	December 31, 2011		December 31, 2012
Derivatives not designated as hedging instruments
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Current portion of financial instruments	$8,467	Current liabilities – Current portion of financial instruments	$5,811
Total Derivatives not designated as hedging instruments		$8,467		$5,811

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
		Amount of (Loss) or Gain Recognized in Statement of Comprehensive Income/ (Loss)

Derivative Instruments not designated as hedging instruments	Location of (Loss) or Gain recognized in Income on Derivative	December 31, 2010	December 31, 2011	December 31, 2012
Interest rate swaps	(Loss) / gain on financial instruments	$(865)	$(2,835)	$(2,656)

Total (Loss) / Gain on Derivatives		$(865)	$(2,835)	$(2,656)